Reporting entity	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Reporting entity
1.	Reporting entity
Allego Holding B.V. (“Allego”, “Allego Holding” or “the Company”) is a private limited liability company
(besloten vennootschap met beperkte aansprakelijkheid)
with its registered seat and head office in Arnhem, the Netherlands. Its head office is located at Westervoortsedijk 73 LB1, 6827 AV in Arnhem, the Netherlands. The Company is registered with the Dutch Trade Register under number 73283754. The Company was incorporated on December 6, 2018 under the laws of the Netherlands.
The Company’s main activity is enabling electrification through designing, building and the operation of charging solutions for electric vehicles in Europe. The Company services corporate customers with the long-term operation of comprehensive charging solutions. The Company’s goal is to offer the best EV charging experience with end-to-end
charging solutions through different charging products (e.g. slow, fast, ultra-fast charging) in combination with one EV Cloud platform and additional service support. The shares of Allego Holding are held by Madeleine Charging B.V. (“Madeleine”) which is an indirectly wholly-owned subsidiary of Meridiam SAS (“Meridiam”). Meridiam — the Company’s ultimate parent — is a global investor and asset manager based in Paris, France. Meridiam specializes in the development, financing and long-term management of sustainable public infrastructure in the sectors mobility, energy transition and social infrastructure.
These financial statements are consolidated financial statements for the group consisting of Allego Holding B.V. and its subsidiaries (jointly referred to as the “Group” or “Allego Group”). Allego’s principal subsidiaries are listed in Note 34.
Business combination between the Company and Spartan Acquisition Corp. III (“the Transaction”)
On July 28, 2021, the Company and Spartan Acquisition Corp. III (“Spartan”) signed a business combination agreement (“BCA”). Prior to the Transaction, Spartan was listed on the New York Stock Exchange (“NYSE”) in the United States (NYSE: SPAQ). On March 16, 2022, the Company consummated the previously announced business combination pursuant to the terms of the BCA and became a publicly traded company on the NYSE. On March 17, 2022, trading in the new public company commenced. The new public company — Allego N.V. — trades under the Allego name under the ticker symbol “ALLG”.
Refer to Note 35 for more details on the Transaction.